Related party transactions	12 Months Ended
Oct. 31, 2018
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Related party transactions
Note 26 Related party transactions

Related parties

Related parties include associated companies, post-employment benefit plans for the benefit of our employees, key management personnel (KMP), the Board of Directors (Directors), close family members of KMP and Directors, and entities which are, directly or indirectly, controlled by, jointly controlled by or significantly influenced by KMP, Directors or their close family members.

Key management personnel and Directors

KMP are defined as those persons having authority and responsibility for planning, directing and controlling our activities, directly or indirectly. They include the senior members of our organization called the Group Executive. The Group Executive is comprised of the President and Chief Executive Officer and individuals that report directly to him, including the Chief Administrative Officer, Chief Financial Officer, Chief Human Resources Officer, Group Chief Risk Officer, Chief Strategy & Corporate Development Officer, and Group Heads for Wealth Management and Insurance, Capital Markets and Investor & Treasury Services, Technology & Operations, and Personal & Commercial Banking. The Directors do not plan, direct, or control the activities of the entity; they oversee the management of the business and provide stewardship.

Compensation of Key management personnel and Directors

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Salaries and other short-term employee benefits (1)	$34	$33
Post-employment benefits (2)	2	2
Share-based payments	42	37
	$78	$72

(1)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 21 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(2)	Directors do not receive post-employment benefits.

Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (1)	2,154,835	$37	2,174,841	$60
Other non-option stock based awards (1)	1,440,002	138	1,371,104	138
RBC common and preferred shares	453,316	43	632,631	64
	4,048,153	$218	4,178,576	$262

(1)	Directors do not receive stock options or any other non-option stock based awards.

Transactions, arrangements and agreements involving Key management personnel, Directors and their close family members

In the normal course of business, we provide certain banking services to KMP, Directors, and their close family members. These transactions were made on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing and did not involve more than the normal risk of repayment or present other unfavourable features.

As at October 31, 2018, total loans to KMP, Directors and their close family members were $10 million (October 31, 2017 – $10 million). We have no Stage 3 allowance or provision for credit losses relating to these loans as at and for the years ended October 31, 2018 and October 31, 2017. No guarantees, pledges or commitments have been given to KMP, Directors or their close family members.

Joint ventures and associates

In the normal course of business, we provide certain banking and financial services to our joint ventures and associates, including loans, interest and non-interest bearing deposits. These transactions meet the definition of related party transactions and were made on substantially the same terms as for comparable transactions with third parties.

As at October 31, 2018, loans to joint ventures and associates were $225 million (October 31, 2017 – $200 million) and deposits from joint ventures and associates were $203 million (October 31, 2017 – $123 million). We have no Stage 3 allowance or provision for credit losses relating to loans to joint ventures and associates as at and for the years ended October 31, 2018 and October 31, 2017. $1 million of guarantees have been given to joint ventures and associates for the year ended October 31, 2018 (October 31, 2017 – $1 million).

Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Commitments and other contingencies	$621	$870
Other fees received for services rendered	41	40
Other fees paid for services received	150	182